Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Science and Technology Fund

Sebastian P. Werner and Daniel Fletcher have been added as portfolio managers of the fund and, together with Nataly Yackanich, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Science and Technology Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Nataly Yackanich is provided as of October 31, 2016, and the information for Sebastian P. Werner and Daniel Fletcher is provided as of September 30, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Sebastian P. Werner	$0	$0
Daniel Fletcher	$0	$0
Nataly Yackanich	$0	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Sebastian P. Werner	7	$3,514,646,674	0	$0
Daniel Fletcher	0	$0	0	$0
Nataly Yackanich	1	$111,551,224	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Sebastian P. Werner	2	$632,775,035	0	$0
Daniel Fletcher	0	$0	0	$0
Nataly Yackanich	0	$0	0	$0

December 4, 2017

SAISTKR-390

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Sebastian P. Werner	16	$255,295,037	0	$0
Daniel Fletcher	0	$0	0	$0
Nataly Yackanich	0	$0	0	$0

Please Retain This Supplement for Future Reference